Annual Total Returns- Janus Henderson High-Yield Fund (Class D Shares) [BarChart] - Class D Shares - Janus Henderson High-Yield Fund - Class D	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	15.80%	3.32%	14.40%	7.41%	0.78%	(1.32%)	12.92%	6.18%	(2.97%)	15.44%